Linda Y.H. Cheng Vice President, Corporate Governance and Corporate Secretary	One Market, Spear Tower Suite 2400 San Francisco, CA 94105
March 13, 2007
VIA DIRECT TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	PG&E Corporation 2007 Joint Proxy Statement and Proxy Materials
Ladies and Gentlemen:
In connection with PG&E Corporation’s annual meeting of shareholders to be held on April 18, 2007, and pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934 and Rule 101 of Regulation S-T, we transmit to you for filing an electronic submission of the following definitive proxy materials:
1.	The letter of the Chairman, joint notice of annual meetings for PG&E Corporation and Pacific Gas and Electric Company, and the 2007 Joint Proxy Statement for PG&E Corporation and Pacific Gas and Electric Company.

2.	The forms of proxy and annual meeting ticket for PG&E Corporation.

3.	The voting instruction form for participants who have shares of PG&E Corporation stock allocated to their accounts in the PG&E Corporation Retirement Savings Plan and PG&E Corporation Retirement Savings Plan for Union Represented Employees.
Definitive copies of the proxy materials will be mailed to the shareholders of PG&E Corporation beginning on or about March 13, 2007.
Securities and Exchange Commission
March 13, 2007

The requisite number of copies of the definitive proxy materials are being submitted to each of the national stock exchanges on which the securities of PG&E Corporation are listed.
Sincerely,
  LINDA Y.H. CHENG
Vice President, Corporate Governance
and Corporate Secretary
LYHC:npp

cc:	Thomas A. Germinario D. F. King & Co., Inc. 48 Wall Street, 22nd Floor New York, NY 10005
Enclosures